Equity - Restricted net assets (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Equity
Statutory reserves	$ 1,670,367	$ 1,496,642
Restricted net assets	$ 17,978,793	$ 18,571,570